EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2016
Employee-related Liabilities [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2 0 1 6	2 0 1 5
Short-term employee benefits:
Benefits for vacation and recreation pay	210	275
Liability for payroll, bonuses and wages	518	963
	728	1,238